Software technology development costs (Tables)	3 Months Ended
Mar. 31, 2025
Research and Development [Abstract]
Schedule of Expense of Development Costs

During the three month period ended March 31, 2025, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	March 31, 2025	March 31, 2024
Opening total software technology development costs	$19,500,575	$16,055,557

Software technology development during the period	850,885	889,440
Closing total software technology development costs	$20,351,460	$16,944,997